                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:   September 30, 2007
                                                  Estimated average burden
                                                  hours per response....... 19.4
                                                  -----------------------------
                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8644
                                  ---------------------------------------------

                            Variable Insurance Funds
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

          3435 Stelzer Road, Columbus, OH                       43219
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                   ----------------------------

Date of fiscal year end: December 31
                        --------------------------
Date of reporting period: December 31, 2004
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                   CHOICE VIT
                               MARKET NEUTRAL FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 2004

                                     CHOICE

                                TABLE OF CONTENTS

                                                                             PAGE
                                                                             ----
         PERSPECTIVES FROM PATRICK ADAMS                                       2

         AVERAGE ANNUAL TOTAL RETURN                                           3

         GROWTH OF $10,000 INVESTMENT                                          3

         SCHEDULE OF INVESTMENTS                                               4

         SECURITIES SOLD SHORT                                                 6

         STATEMENT OF ASSETS AND LIABILITIES                                   7

         STATEMENT OF OPERATIONS                                               8

         STATEMENTS OF CHANGES IN NET ASSETS                                   9

         FINANCIAL HIGHLIGHTS                                                 10

         NOTES TO FINANCIAL STATEMENTS                                        11

         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM              14

         SUPPLEMENTAL INFORMATION                                             15

A DESCRIPTION OF THE POLICIES AND PROCEDURES THAT THE FUND USES TO DETERMINE HOW TO VOTE PROXIES RELATING TO THE PORTFOLIO SECURITIES AND INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO THE PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1-866-868-8825 OR ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

SCHEDULES OF PORTFOLIO INVESTMENTS FOR PERIODS ENDING SEPTEMBER 30 AND MARCH 31 (BEGINNING MAY 30) ARE AVAILABLE, WITHOUT CHARGE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS OF THE FUND. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING INVESTMENT OBJECTIVE, RISKS, FEES AND EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING ANY MONEY.

CHOICE INVESTMENT MANAGEMENT, LLC (THE "ADVISER") SERVES AS INVESTMENT ADVISER TO THE FUND AND RECEIVES A FEE FOR THEIR SERVICES. BISYS FUND SERVICES, L.P. SERVES AS DISTRIBUTOR FOR THE FUND.

CHOICE VIT MARKET NEUTRAL FUND, LIKE ALL MUTUAL FUNDS:
    -   IS NOT FDIC INSURED
    -   HAS NO BANK GUARANTEE
    -   MAY LOSE VALUE

PERSPECTIVES FROM PATRICK ADAMS (E.G. PORTFOLIO MANAGER)

The Choice VIT Market Neutral Fund (the "Fund") was down 19.05% for the fiscal year ending December 31, 2004. This compares to the S&P 500(R) Stock Index(1) which was up 10.87% and the Vanguard Total Bond Market Index(5) which returned 4.24%.

The market endured a transition for most of 2004, as investors digested the gains made in 2003 and concentrated on the slow down in earnings growth. In the fastest growing areas of the economy where investors monitor the direction of growth, the market was particularly hit hard. The Philadelphia Semiconductor Index(2) (SOX) was hit with a 37.2% decline from its peak in January of 2004 to its trough in September of 2004.

The Fund is less correlated with the market and consequently offers a CHOICE in different markets. Our ability to short securities (borrowing stocks and selling them in hopes that the security declines, whereby the investor makes money) in the Fund enables us to look for securities that are over-valued, have declining fundamentals, or would be impacted by a decline in economic growth.

We were disappointed in the performance of the Fund due to several reasons: short positions moving up faster than our long positions, a low volatility environment, and the performance of some of our long positions. We will discuss each issue below.

Our short positions had more volatility, we believe due to the persistence of momentum investors carrying the value of some of our short positions to ever higher valuations. Lower quality stocks outperformed high quality stocks in 2004. This was demonstrated by the Russell 2000 Index(3) increasing 18.33%, 7.46% above the increase of the S&P 500(R) Stock Index. It is statistically very unusual to see lower quality stocks outperform higher quality stocks when earnings for the overall market are decelerating. While we believe that the momentum will cease to continue at some point, we cannot determine when that point will be in the future. As the market enters 2005, we believe there are very attractive opportunities on the short side of the market.

Throughout most of the year, the market was impacted by low volatility. The market started with generally lower volatility and continued to decline for most of the year. The Chicago Board Options Exchange Volatility Index(4) 200 day moving average began the year at 20 and declined to 15.5 by December 31, 2004. The lower volatility impacted our pairs trading strategy. Pair trades consist of buying one stock and selling short a similar company in a similar industry. When volatility is low, the dispersion between high valued stocks we like to sell short and lower value stocks we like to buy long declines, giving us a lower probability of arbitraging (capturing the difference in value between two assets) the difference in two investments. We do not believe we are in a protracted period of low volatility.

Some of our long positions, and in particular some of our small capitalization securities performed poorly during the past year. We have made an effort to reduce our exposure to small capitalization securities in favor of higher dividend paying, high quality stocks.

We continue to manage the Fund with the goal of positive returns on a consistent basis while limiting the volatility and correlation to the overall market. Our strategy remains to combine our core fundamental research with our quantitative analysis to determine which pair trades present an attractive opportunity. In this low interest rate environment we are also searching for income producing investments for our core long investments that will complement our pairs' trading strategy in the Fund through 2005. That way, if volatility remains low, we believe a more stable component of income producing investments in this market environment is required.

Sincerely,

/s/ Patrick Adams

Patrick Adams, CFA

----------
(1) The S&P 500(R) Stock Index is generally representative of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is generally considered a measure of the U.S. stock market as a whole.
(2) The Philadelphia Semiconductor Index is a price-weighted index comprised of companies that are involved in the design, distribution, manufacturing, and sale of semiconductors.
(3) The Russell 2000 Index measures the performance of the 2000 smallest companies of the Russell 3000 Index that represent approximately 10% of the total market capitalization of the Russell 3000 Index.
(4) The Chicago Board Options Exchange Volatility Index is a measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices and is considered to be a barometer of investor sentiment and market volatility.

The above indices are unmanaged and do not reflect the deduction of fees associated with a mutual fund, such as investment advisory and fund accounting fees.

(5) The Vanguard Total Bond Market Index is an open-end fund incorporated in the USA. The Fund's objective is to track the performance of the Lehman Brothers Aggregate Bond Index. The Fund invests at least 80% of its total assets in bonds represented in the Index. The Fund maintains a dollar-weighted average maturity of between five and ten years.

AVERAGE ANNUAL TOTAL RETURN

                                                             SINCE INCEPTION
                                               1 YEAR         (MAY 30, 2003)
                                               ------        ---------------
         Choice VIT Market Neutral Fund        (19.05%)          (11.08%)
         S&P 500(R) Stock Index                 10.87%            17.61%

[CHART]

                    Choice VIT
                   Market Neutral       S&P 500 (R)
                       Fund             Stock Index
 5/30/2003           10,000               10,000
 5/31/2003           10,000               10,000
 6/30/2003           10,230               10,128
 9/30/2003           10,310               10,396
12/31/2003           10,250               11,661
 3/31/2004            9,980               11,858
 6/30/2004            9,500               12,062
 9/30/2004            9,006               11,836
12/31/2004            8,297               12,929

GROWTH OF A $10,000 INVESTMENT

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. TOTAL RETURN FIGURES INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF CAPITAL GAINS. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. FOR RETURNS CURRENT TO THE MOST RECENT MONTH ENDED, PLEASE CALL 1-866-868-8825.

THE CHART ABOVE COMPARES THE HISTORICAL PERFORMANCE OF A HYPOTHETICAL INVESTMENT OF $10,000 IN THE CHOICE VIT MARKET NEUTRAL FUND FROM MAY 30, 2003 (INCEPTION DATE OF THE FUND) TO DECEMBER 31, 2004 VERSUS A SIMILAR INVESTMENT IN THE S&P 500(R) STOCK INDEX, AND ASSUMES THE REINVESTMENT OF CAPITAL GAINS IN THE FUND. THE S&P 500(R) STOCK INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE RETURNS FOR THE FUND INCLUDE FUND LEVEL EXPENSES, BUT EXCLUDE SEPARATE ACCOUNT AND INSURANCE CONTRACT CHARGES.

DURING THE PERIOD SHOWN, THE ADVISER WAIVED AND/OR REIMBURSED FEES FOR VARIOUS EXPENSES. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE WOULD HAVE BEEN LOWER.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2004

                                                                SHARES/PRINCIPAL AMOUNT     VALUE
                                                                -----------------------     -----
COMMON STOCK (29.2%)
AUTOMOBILES & TRUCKS (0.9%)
General Motors Corp.                                                       300           $    12,018
                                                                                         -----------
BANKS (0.7%)
New York Community Bancorp, Inc.                                           500                10,285
                                                                                         -----------
BEVERAGES (2.4%)
Coca-Cola Co.                                                              800                33,304
                                                                                         -----------
FINANCIAL SERVICES (0.5%)
Fannie Mae                                                                 100                 7,121
                                                                                         -----------
INVESTMENT BANKERS/BROKERS (0.8%)
Friedman, Billings, Ramsey Group, Inc., Class A                            600                11,634
                                                                                         -----------
MEDICAL - DRUGS (2.9%)
Eli Lilly & Co.                                                            400                22,700
Merck & Company, Inc.                                                      300                 9,642
Pfizer, Inc.                                                               300                 8,067
                                                                                         -----------
                                                                                              40,409
                                                                                         -----------
NETWORKING PRODUCTS (0.7%)
Cisco Systems, Inc. *                                                      500                 9,650
                                                                                         -----------
OIL & GAS (1.3%)
Ferrellgas Partners, L.P.                                                  400                 8,120
Weatherford International Ltd. *                                           200                10,260
                                                                                         -----------
                                                                                              18,380
                                                                                         -----------
REAL ESTATE INVESTMENT TRUST (0.8%)
Senior Housing Properties Trust                                            600                11,364
                                                                                         -----------
RETAIL (7.7%)
Kohl's Corp. *                                                             300                14,751
Lowe's Companies, Inc.                                                   1,600                92,144
                                                                                         -----------
                                                                                             106,895
                                                                                         -----------
SEMICONDUCTORS (5.7%)
Integrated Device Technology, Inc. *                                     2,400                27,744
Intel Corp.                                                                600                14,034
Maxim Integrated Products, Inc.                                            900                38,151
                                                                                         -----------
                                                                                              79,929
                                                                                         -----------
SOFTWARE (3.6%)
BEA Systems, Inc. *                                                      1,400                12,404
Cadence Design Systems, Inc. *                                           2,300                31,763
Microsoft Corp.                                                            200                 5,342
Validian Corp. *                                                         1,000                   430
                                                                                         -----------
                                                                                              49,939
                                                                                         -----------
TELECOMMUNICATIONS (1.2%)
Nokia Corp. - ADR                                                        1,100                17,237
                                                                                         -----------
TOTAL COMMON STOCKS                                                                          408,165
                                                                                         -----------
PREFERRED STOCKS (2.8%)
FINANCIAL SERVICES (2.8%)
Fannie Mae, 7.00% **                                                       700                39,681
                                                                                         -----------
TOTAL PREFERRED STOCKS                                                                        39,681
                                                                                         -----------

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                SHARES/PRINCIPAL AMOUNT     VALUE
                                                                -----------------------     -----
U.S. TREASURY OBLIGATIONS (19.6%)
US TREASURY BILL (19.6%)
2.157%, 1/13/05 ***                                                 $  275,000           $   274,866
                                                                                         -----------
TOTAL U.S. TREASURY OBLIGATIONS                                                              274,866
                                                                                         -----------
WARRANTS (0.0%)
OIL & GAS (0.0%)
Galaxy Energy Corp.(b), expires 1/15/09                                  4,700                     0
                                                                                         -----------
TOTAL WARRANTS                                                                                     0
                                                                                         -----------
TOTAL INVESTMENTS (COST $714,732) (a) - 51.6%                                                722,712
OTHER ASSETS IN EXCESS OF LIABILITIES - 48.4%                                                678,203
                                                                                         -----------
NET ASSETS - 100.0%                                                                      $ 1,400,915
                                                                                         ===========

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes of $18,903 due to wash sales. Cost for federal income tax purposes differs from value by net unrealized depreciation as follows:

              Unrealized appreciation             $  10,377
              Unrealized depreciation               (21,300)
                                                  ---------
              Net unrealized depreciation         $ (10,923)
                                                  =========

(b)  Denotes fair valued security.

*    Non-income producing security.
** Variable Rate Instrument. The rate presented is the rate in effect at December 31, 2004.
***  Discount Note. The rate disclosed represents effective yield at purchase.

ADR  - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt

EQUITY SECTOR DIVERSIFICATION
AS OF 12/31/04 (SUBJECT TO CHANGE)

                                      (AS A PERCENTAGE OF TOTAL EQUITIES)
TECHNOLOGY                                           31.06%
CONSUMER CYCLICAL                                    28.37%
FINANCIAL                                            17.88%
HEALTHCARE                                            9.02%
CONSUMER NON-CYCLICAL                                 7.44%
TELECOMMUNICATIONS                                    3.94%
ENERGY                                                2.29%
                                                    ------
TOTAL                                               100.00%

SEE NOTES TO FINANCIAL STATEMENTS.

SECURITIES SOLD SHORT
DECEMBER 31, 2004

                                                                      SHARES                VALUE
                                                                      ------                -----
SECURITIES SOLD SHORT (54.3%)
CRUISE LINES (3.3%)
Carnival Corp.                                                             800           $    46,104
                                                                                         -----------
HEALTHCARE (0.3%)
IntegraMed America, Inc. *                                                 400                 4,680
                                                                                         -----------
INTERNET (1.1%)
Yahoo!, Inc. *                                                             400                15,072
                                                                                         -----------
MEDICAL - DRUGS (3.3%)
Abbott Laboratories                                                        300                13,995
Caremark Rx, Inc. *                                                        800                31,544
                                                                                         -----------
                                                                                              45,539
                                                                                         -----------
MUTUAL FUNDS (16.0%)
Nasdaq 100 Index Tracking Stock                                          1,100                43,901
SPDR Trust Series I                                                      1,500               181,350
                                                                                         -----------
                                                                                             225,251
                                                                                         -----------
OIL & GAS (0.6%)
Transocean, Inc. *
                                                                           200                 8,478
                                                                                         -----------
RESTAURANTS (7.3%)
Sonic Corp. *                                                            1,900                57,950
Starbucks Corp. *                                                          700                43,652
                                                                                         -----------
                                                                                             101,602
                                                                                         -----------
RETAIL (9.5%)
Best Buy Company, Inc.                                                     700                41,594
Lowe's Companies, Inc.                                                   1,600                92,144
                                                                                         -----------
                                                                                             133,738
                                                                                         -----------
SEMICONDUCTORS (5.4%)
Advanced Micro Devices, Inc. *                                             300                 6,606
Applied Micro Circuits Corp. *                                           1,400                 5,894
Cypress Semiconductor Corp. *                                            2,600                30,498
Emulex Corp. *                                                           1,400                23,576
Freescale Semiconductor, Inc., Class B *                                    77                 1,414
Linear Technology Corp. *                                                  200                 7,752
                                                                                         -----------
                                                                                              75,740
                                                                                         -----------
SOFTWARE (4.9%)
Electronic Arts, Inc. *                                                    300                18,504
Oracle Corp. *                                                             900                12,348
Synopsys, Inc. *                                                         1,900                37,278
                                                                                         -----------
                                                                                              68,130
                                                                                         -----------
TELECOMMUNICATIONS (2.6%)
Avaya, Inc. *                                                              600                10,320
Ericsson LM - ADR *                                                        300                 9,447
Scientific-Atlanta, Inc.                                                   500                16,505
                                                                                         -----------
                                                                                              36,272
                                                                                         -----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $748,920)                                          $   760,606
                                                                                         ===========

*    Non-income producing security.
ADR - American Depositary Receipt
SPDR - Standard and Poor's Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

ASSETS:
Investments, at cost                                                                      $     714,732
Net unrealized appreciation                                                                       7,980
                                                                                          -------------
Investments, at value                                                                           722,712
Deposits with broker and custodian bank for securities sold short                               774,276
Cash                                                                                            632,516
Interest and dividends receivable                                                                   772
Receivable for investments sold                                                                 317,404
Reimbursement receivable from investment adviser                                                 34,966
Prepaid expenses                                                                                  6,270
                                                                                          -------------
Total assets                                                                                  2,488,916
                                                                                          -------------
LIABILITIES:
Securities sold short, at fair value (proceeds $748,920)                                        760,606
Payable for investments purchased                                                               295,797
Accrued expenses and other payables:
   Administration, fund account and transfer agency fees                                            765
   Distribution fees                                                                                430
   Other                                                                                         30,403
                                                                                          -------------
Total liabilities                                                                             1,088,001
                                                                                          -------------
NET ASSETS:
Capital                                                                                       1,917,936
Accumulated net realized losses from investment transactions and securities sold short         (513,315)
Net unrealized depreciation of investments and securities sold short                             (3,706)
                                                                                          -------------
NET ASSETS                                                                                $   1,400,915
                                                                                          =============
Outstanding units of beneficial interest (shares)                                               171,052
                                                                                          =============
Net assets value - offering and redemption price per share                                $        8.19
                                                                                          =============

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
Interest income                                                                           $       7,514
Dividend income                                                                                  20,403
                                                                                          -------------
Total income                                                                                     27,917
                                                                                          -------------
EXPENSES :
Investment advisory fees                                                                         45,348
Administration, fund accounting and transfer agency fees                                         70,000
Distribution fees                                                                                 9,619
Professional fees                                                                                68,051
Custodian fees                                                                                   20,445
Dividend expense for securities sold short                                                        9,952
Insurance fees                                                                                   10,254
Trustees' fees and expenses                                                                       4,188
Other                                                                                            21,530
                                                                                          -------------
Total expenses                                                                                  259,387
Less: waiver and/or reimbursement from Adviser                                                 (150,611)
                                                                                          -------------
Net expenses                                                                                    108,776
                                                                                          -------------
NET INVESTMENT LOSS                                                                             (80,859)
                                                                                          -------------
REALIZED/UNREALIZED GAINS/(LOSSES) ON INVESTMENTS AND SECURITIES
SOLD SHORT:
Net realized losses from investment transactions                                             (1,107,052)
Net realized gains on short sale transactions                                                   614,087
Change in unrealized appreciation/depreciation of investments and securities sold short          16,594
                                                                                          -------------
Net realized/unrealized losses on investments and securities sold short                        (476,371)
                                                                                          -------------
Change in net assets resulting from operations                                            $    (557,230)
                                                                                          =============

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    YEAR ENDED        MAY 30, 2003 (a)
                                                                DECEMBER 31, 2004   TO DECEMBER 31, 2003
                                                                -----------------   --------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net investment loss                                              $       (80,859)    $       (30,967)
Net realized gains/(losses) from investment transactions              (1,107,052)             78,954
Net realized gains/(losses) on short sale transactions                   614,087             (24,015)
Change in unrealized appreciation/depreciation of investments
  and securities sold short                                               16,594             (20,300)
                                                                 ---------------     ---------------
Change in net assets resulting from operations                          (557,230)              3,672
                                                                 ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
From net realized gains                                                  (36,111)                  -
                                                                 ---------------     ---------------
Change in net assets from shareholder distributions                      (36,111)                  -
                                                                 ---------------     ---------------
CAPITAL TRANSACTIONS:
Proceeds from shares issued                                            2,919,660           3,189,610
Dividends reinvested                                                      36,111                   -
Cost of shares redeemed                                               (3,546,789)           (608,008)
                                                                 ---------------     ---------------
Change in net assets from capital transactions                          (591,018)          2,581,602
                                                                 ---------------     ---------------
Change in net assets                                                  (1,184,359)          2,585,274
                                                                 ---------------     ---------------
NET ASSETS:
Beginning of period                                                    2,585,274                   -
                                                                 ---------------     ---------------
End of period                                                    $     1,400,915     $     2,585,274
                                                                 ===============     ===============

Undistributed net investment income                              $             -     $             -
                                                                 ===============     ===============
SHARE TRANSACTIONS:
Issued                                                                   295,931             311,847
Reinvested                                                                 4,030                   -
Redeemed                                                                (381,363)            (59,393)
                                                                 ---------------     ---------------
Change in shares                                                         (81,402)            252,454
                                                                 ===============     ===============

(a)  Date of commencement of operations.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                    YEAR ENDED        MAY 30, 2003 (a)
                                                                DECEMBER 31, 2004   TO DECEMBER 31, 2003
                                                                -----------------   --------------------
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD                             $         10.24     $         10.00
                                                                 ---------------     ---------------
INVESTMENT ACTIVITY:
Net investment loss                                                        (0.29)**            (0.12)
Net realized/unrealized gains/(losses)                                     (1.64)**             0.36
                                                                 ---------------     ---------------
Total investment activities                                                (1.93)               0.24
                                                                 ---------------     ---------------
LESS DISTRIBUTIONS FROM:
Net realized gains                                                         (0.12)                  -
                                                                 ---------------     ---------------

NET ASSET VALUE, END OF PERIOD                                   $          8.19     $         10.24
                                                                 ===============     ===============

TOTAL RETURN                                                              (19.05)%              2.50%(b)

RATIOS/SUPPLEMENTAL DATA:
Net Assets at end of period (000's)                              $         1,401     $         2,585

Ratio of net expenses to average net assets excluding
  dividend expense for securities sold short                                3.60%               3.60%(c)
Ratio of net expenses to average net assets                                 3.96%               3.79%(c)
Ratio of gross expenses to average net assets*                              9.45%              15.04%(c)
Ratio of net investment loss to average net assets                         (2.95)%             (3.15)%(c)
Portfolio turnover rate                                                    3,835%              1,154%

(a)  Date of commencement of operations.
(b)  Not annualized.
(c)  Annualized.
  * During the period, certain fees were contractually reduced. The ratio shown does not include these contractual fee reductions.
 **  Per share data calculated using average shares for the period

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

1.   ORGANIZATION:
     The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Choice VIT Market Neutral Fund (the "Fund"). Shares of the Fund are offered to separate accounts of Jefferson National Life Insurance Company, as well as other eligible purchasers.

     Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss is remote.

2.   SIGNIFICANT ACCOUNTING POLICIES:
     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles of the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION--Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the last bid and asked quotes on the exchange or system where the security is principally traded, or at the NASDAQ Official Closing Price ("NOCP"), if applicable. Investments for which quotations are not readily available are valued at fair value as determined in good faith by Fund Management under the supervision of the Board of Trustees pursuant to guidelines established by the Board of Trustees of the Trust. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

     SECURITIES TRANSACTIONS AND RELATED INCOME-- Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Fund's daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income and/or expense is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     EXPENSES--Expenses that are directly related to the Fund are charged directly to the Fund, while general Trust exp enses are allocated to the Fund and other series of the Trust based on their relative net assets or another appropriate method.

     DISTRIBUTIONS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid annually.

     Distributable net realized capital gains, if any, are declared and distributed at least annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

     SHORT POSITIONS--When the Fund sells a security short, an amount equal to the sales proceeds is included in the Statement of Assets and Liabilities as an asset and an equal amount as a liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, potentially unlimited in size, will be recognized upon the termination of a short sale. The Fund is liable for any dividends paid on securities sold short. Dividends on short sales are included as Dividend Expense for Securities Sold Short on the Statement of Operations. Until the Fund replaces the borrowed security, the Fund will segregate cash and/or other liquid securities to sufficiently cover its short position on a daily basis.

     FEDERAL INCOME TAXES--It is the intention of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.   PURCHASES AND SALES OF SECURITIES:
     The aggregate purchases and sales of portfolio securities (excluding short-term and U.S. government obligation securities) for the year ended December 31, 2004, were as follows:

                   PURCHASES                   SALES
                   ---------                   -----
                 $  40,979,716             $  41,186,022

4.   RELATED PARTY TRANSACTIONS:
     The Adviser provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee computed daily and paid monthly at the annual rate of 1.65% of the average daily net assets of the Fund.

     The Adviser has contractually agreed to waive all or a portion of its fees and reimburse certain expenses (exclusive of dividend expenses on securities sold short) for the Fund through April 30, 2005 to the extent that expenses do not exceed 3.60% of the average daily net assets of the Fund. Under the terms of this agreement, the Adviser may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed three years from the period ending April 30 in which they were taken. Such reimbursements shall be made monthly, but only if the operating expenses of the Fund are at an annualized rate less than the expense limit for the payments made through the period ended December 31. As of the year ended December 31, 2004, the reimbursement that may potentially be made by the Fund is as follows:

                 EXPIRES 2006             EXPIRES 2007
                 ------------             ------------
                 $    110,482             $    150,611

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Fund Accountant, Transfer Agent and Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Pursuant to an Omnibus

     Fee Agreement between BISYS Ohio and the Trust, BISYS Ohio receives a fee based on a percentage of the average daily net assets of the Fund, subject to a minimum per annum, plus out-of-pocket charges. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Fund's shares. BISYS Ohio also provides an employee to serve the Fund as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement from the Fund of out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

     UMB Bank, N.A. serves as the Fund's custodian and receives a fee equal to an annual minimum of $3,000 plus transaction charges and other expenses.

     The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the "Service Plan") under which the Fund pays a financial institution or its affiliates an aggregate fee, computed daily and paid monthly, in an amount not to exceed on an annual basis 0.35% of the average daily net assets of the Fund. This Service Plan allows the Fund to use part of its assets for,
     1) the sale and distribution of its shares and 2) for support services to investors. This fee shall be used as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to the Service Plan.

5.   FEDERAL TAX INFORMATION:
     As of December 31, 2004, the Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations:

                                 EXPIRES 2012
                                 ------------
                                 $    370,543

     Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended December 31, 2004, the Fund deferred to January 1, 2005, post October capital losses of $123,869

     The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

       DISTRIBUTIONS PAID FROM       TOTAL TAXABLE
           ORDINARY INCOME           DISTRIBUTIONS        TOTAL DISTRIBUTIONS PAID
      -------------------------    -----------------    ----------------------------
              $  36,111                $  36,111                $   36,111

     There were no distributions made during the fiscal year ended December 31, 2003.

     As of December 31, 2004, the components of tax basis accumulated earnings/(deficit) were as follows:

      ACCUMULATED CAPITAL AND         UNREALIZED APPRECIATION/        TOTAL ACCUMULATED
          OTHER LOSSES                     (DEPRECIATION)*           EARNINGS/ (DEFICIT)
      -----------------------         ------------------------       -------------------
          $  (494,412)                       $  (22,609)                 $  (517,021)

     * The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders
Choice VIT Market Neutral Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Choice VIT Market Neutral Fund (the "Fund") as of December 31, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years or periods in the period then ended and the financial highlights for each of the two years or periods in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Choice VIT Market Neutral Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years or periods in the period then ended, and the financial highlights for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP


Columbus, Ohio
February 7, 2005

SUPPLEMENTAL INFORMATION (UNAUDITED)
DECEMBER 31, 2004

                             MANAGEMENT OF THE TRUST

The Trustees and Officers of the Fund, their date of birth, the position they hold with the Fund, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in the two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

                                                                                           NO. OF
                                                        TERM OF                          PORTFOLIOS
                                                        OFFICE &         PRINCIPAL        IN FUND          OTHER
                                                       LENGTH OF        OCCUPATION(S)     COMPLEX       TRUSTEESHIPS
   NAME, ADDRESS, AND             POSITION HELD          TIME            DURING THE       OVERSEEN         HELD BY
     DATE OF BIRTH                  WITH FUND           SERVED          PAST 5 YEARS     BY TRUSTEE       TRUSTEE*
-----------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES

James H. Woodward                 Trustee            Indefinite;     Chancellor,             24       J.A. Jones, Inc.
University of North                                  4/97 to         University of                    AmSouth
Carolina at Charlotte                                present         North Carolina                   Mutual Funds
9201 University City Blvd.                                           at Charlotte--                   (28 portfolios)
Charlotte, NC 28223                                                  7/89 to present
Birthdate: 11/24/1939

Michael Van Buskirk               Trustee            Indefinite;     Chief Executive         24       Coventry Group
3435 Stelzer Road                                    4/97 to         Officer, Ohio
Columbus, OH 43219                                   present         Bankers Assoc.
Birthdate: 2/22/1947                                                 (industry trade
                                                                     association)--
                                                                     5/91 to present

Maurice Stark                     Trustee            Indefinite;     Consultant,             24       Coventry Group
7662 Cloister Drive                                  3/04 to         (part-time)
Columbus, OH 43235                                   present         Battelle
Birthdate: 9/23/1935                                                 Memorial
                                                                     Institute--1/95
                                                                     to present

INTERESTED TRUSTEE

Walter B. Grimm(i)                Trustee            Indefinite;     Employee of             24       American
3435 Stelzer Road                                    4/97 to         BISYS Fund                       Performance
Columbus, OH 43219                                   present         Services--6/92                   Funds,
Birthdate: 6/30/1945                                                 to present
                                                                                                      Coventry Group,

                                                                                                      Legacy Funds
                                                                                                      Group,

                                                                                                      Performance
                                                                                                      Funds Trust,

                                                                                                      United American
                                                                                                      Cash Reserves

* Not reflected in prior column.

(1) Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act of 1940, because of his employment with BISYS Fund Services.

EXECUTIVE OFFICERS

                                                      TERM OF OFFICE
NAME, ADDRESS, AND          POSITION(S) HELD WITH       & LENGTH OF       PRINCIPAL OCCUPATION(S) DURING
  DATE OF BIRTH                     FUND                TIME SERVED                PAST 5 YEARS
---------------------------------------------------------------------------------------------------------
Walter B. Grimm             President and           Indefinite;           Employee of BISYS Fund Services
3435 Stelzer Road           Chairman of the         4/97 to present       (6/92 to present)
Columbus, OH 43219          Board
Birthdate: 6/30/1945

Charles L. Booth            Vice President and      Indefinite;           Employee of BISYS Fund Services
3435 Stelzer Road           Assistant Secretary     4/99 to present       (4/91 to present)
Columbus, OH 43219
Birthdate: 4/4/1960

Alaina Metz                 Secretary               Indefinite;           Employee of BISYS Fund Services
3435 Stelzer Road                                   4/97 to present       (6/95 to present)
Columbus, OH 43219
Birthdate: 4/4/1967

Steven D. Pierce(1)         Treasurer               Indefinite;           Employee of BISYS Fund Services
3435 Stelzer Road                                   2/05 to present       (4/99 to present)
Columbus, OH 43219
Birthdate: 11/12/1965

Rodney Ruehle               Anti-Money              Indefinite;           Employee of BISYS Fund Services
3435 Stelzer Road           Laundering Officer      8/04 to present       (8/95 to present)
Columbus, OH 43219          and Chief
Birthdate: 4/26/1968        Compliance Officer

Chris Sabato                Assistant Treasurer     Indefinite;           Employee of BISYS Fund Services
3435 Stelzer Road                                   5/03 to present       (2/93 to present)
Columbus, OH 43219
Birthdate: 12/15/1968

(1) Mr. Pierce was elected as Treasurer on February 11, 2005.

The officers of the Trust are interested persons (as defined in the 1940 Act) and receive no compensation directly from the Fund for performing the duties of their offices.

The Statement of Additional Information contains more information about the Fund and the Trustees can be obtained free of charge by calling 1-866-667-0564.

                           ADDITIONAL TAX INFORMATION

For the taxable year ended December 31, 2004, 4.31% of income dividends paid by the Fund qualify for the dividends received deduction available to corporations.

                                EXPENSE EXAMPLES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including insurance contract charges; and (2) ongoing costs, including investment advisory fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 through December 31, 2004.

ACTUAL EXPENSES

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     BEGINNING                         EXPENSES PAID     EXPENSE RATIO DURING
   ACCOUNT VALUE    ENDING ACCOUNT     DURING PERIOD*           PERIOD
      7/1/04        VALUE 12/31/04    7/1/04-12/31/04     7/1/04-12/31/04**
   -------------    --------------    ---------------    --------------------
    $  1,000.00       $  873.40          $  16.95               3.60%

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table below provides information about hypothetical account values and hypothetical expenses based the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. However, you may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

     BEGINNING                         EXPENSES PAID     EXPENSE RATIO DURING
   ACCOUNT VALUE    ENDING ACCOUNT     DURING PERIOD*           PERIOD
      7/1/04        VALUE 12/31/04    7/1/04-12/31/04     7/1/04-12/31/04**
   -------------    --------------    ---------------    --------------------
    $  1,000.00       $  1,007.04        $  18.16               3.60%

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Absent the Adviser's contractual obligation to waive a portion of its fee and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 12 (a)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

          (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

               (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS MAURICE G. STARK, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

               (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          (a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

AUDIT FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, AUDIT FEES FOR THE CHOICE VIT MARKET NEUTRAL FUND TOTALED APPROXIMATELY $11,700 AND $11,300, RESPECTIVELY, INCLUDING FEES ASSOCIATED WITH THE ANNUAL AUDIT AND FILINGS OF THE TRUST'S FORM N-1A AND FORM N-SAR.

          (b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

AUDIT-RELATED FEES.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, AUDIT-RELATED FEES FOR THE CHOICE VIT MARKET NEUTRAL FUND TOTALED APPROXIMATELY $0 AND $0, RESPECTIVELY.

          (c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

TAX FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, TAX FEES FOR THE CHOICE VIT MARKET NEUTRAL FUND INCLUDING TAX COMPLIANCE, TAX ADVICE AND TAX PLANNING, TOTALED APPROXIMATELY $1,800 AND $1,700, RESPECTIVELY.

          (d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

ALL OTHER FEES.
FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, OTHER FEES BILLED TO THE CHOICE VIT MARKET NEUTRAL FUND TOTALED APPROXIMATELY $0 AND $0, RESPECTIVELY.

          (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

EXCEPT AS PERMITTED BY RULE 2-01(c)(7)(i)(C) OF REGULATION S-X, THE TRUST'S AUDIT COMMITTEE MUST PRE-APPROVE ALL AUDIT AND NON-AUDIT SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS RELATING TO THE OPERATIONS OR FINANCIAL REPORTING OF THE FUNDS. PRIOR TO THE COMMENCEMENT OF ANY AUDIT OR NON-AUDIT SERVICES TO A FUND, THE AUDIT COMMITTEE REVIEWS THE SERVICES TO DETERMINE WHETHER THEY ARE APPROPRIATE AND PERMISSIBLE UNDER APPLICABLE LAW.

               (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

NONE OF THE SERVICES SUMMARIZED IN (a)-(d), ABOVE, WERE APPROVED BY THE AUDIT COMMITTEE PURSUANT TO RULE 2-01(c)(7)(i)(C) OF REGULATION S-X.

          (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

          (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

FOR THE FISCAL YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003, NON-AUDIT FEES BILLED TO THE CHOICE VIT MARKET NEUTRAL FUND FOR SERVICES PROVIDED TO THE FUND AND ANY OF THE FUND'S INVESTMENT ADVISERS AND ANY ENTITY CONTROLLING, CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE FUND FOR EACH OF THE LAST TWO FISCAL YEARS OF THE FUND, TOTALED APPROXIMATELY $1,800 AND $1,700, RESPECTIVELY.

          (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

THE AUDIT COMMITTEE HAS CONSIDERED THAT THE PROVISION OF NON-AUDIT SERVICES THAT WERE RENDERED TO THE REGISTRANT'S INVESTMENT ADVISER AND ANY ENTITY CONTROLLING CONTROLLED BY, OR UNDER COMMON CONTROL WITH THE INVESTMENT ADVISER THAT PROVIDES ONGOING SERVICES TO THE REGISTRANT THAT WERE NOT PRE-APPROVED PURSUANT TO PARAGRAPH (c)(7)(ii) OF RULE 2-01 OF REGULATION S-X IS COMPATIBLE WITH MAINTAINING THE PRINCIPAL ACCOUNTANT'S INDEPENDENCE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

THE REGISTRANT HAS FORMALIZED ITS POLICIES AND PROCESS BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES ("NOMINEE") TO THE BOARD OF TRUSTEES ("BOARD") IN A SET OF WRITTEN PROCEDURES. THE BOARD HAS DESIGNATED A NOMINATING COMMITTEE ("COMMITTEE"), COMPOSED ENTIRELY OF INDEPENDENT TRUSTEES FOR THE PURPOSE OF SELECTING AND EVALUATING EACH NOMINEE'S QUALIFICATIONS, INCLUDING EACH NOMINEE'S INDEPENDENCE FROM THE REGISTRANT'S INVESTMENT ADVISERS AND OTHER PRINCIPAL SERVICE PROVIDERS. THE COMMITTEE HAS ADOPTED A WRITTEN CHARTER THAT SETS FORTH THE POLICIES AND PROCEDURES OF THE COMMITTEE. AS PART OF THESE POLICIES AND PROCEDURES, THE COMMITTEE MAY CONSIDER SUGGESTIONS FOR TRUSTEE CANDIDATES FROM THE INVESTMENT ADVISER AND OTHER SERVICE PROVIDERS OF THE REGISTRANT. IN ADDITION, A SHAREHOLDER OF A SERIES OF THE REGISTRANT MAY SUBMIT NOMINEES FOR THE COMMITTEE TO CONSIDER. THE SHAREHOLDER MUST SUBMIT ANY SUCH NOMINATION IN WRITING TO THE TRUST, TO THE ATTENTION OF THE SECRETARY. IN ORDER FOR THE COMMITTEE TO CONSIDER SHAREHOLDER SUBMISSIONS, CERTAIN REQUIREMENTS AS SET FORTH IN THE CHARTER GENERALLY MUST BE SATISFIED REGARDING THE NOMINEE. FURTHER, IN ORDER FOR THE COMMITTEE TO CONSIDER SHAREHOLDER

SUBMISSIONS, CERTAIN REQUIREMENTS AS SET FORTH IN THE CHARTER MUST BE SATISFIED REGARDING THE SHAREHOLDER OR SHAREHOLDER GROUP SUBMITTING THE PROPOSED NOMINEE.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

          (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Variable Insurance Funds
            ---------------------------------------------------

By (Signature and Title)*  /s/ Steven D. Pierce      Steven D. Pierce, Treasurer
                         -------------------------------------------------------
Date           March 4, 2005
    ----------              ---------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Walter B. Grimm       Walter B. Grimm, President
                         -------------------------------------------------------

Date          March 4, 2005
    ----------             ---------------------------

By (Signature and Title)*  /s/ Steven D. Pierce      Steven D. Pierce, Treasurer
                         -------------------------------------------------------

Date          March 4, 2005
    ----------             ---------------------------


* Print the name and title of each signing officer under his or her signature.